LAW OFFICES OF William B. Barnett __________ OF COUNSEL Alan L. Rosen	21550 OXNARD STREET MAIN PLAZA - SUITE 200 WOODLAND HILLS, CALIFORNIA 91367 TELEPHONE (818) 595-7717 FAX (818) 999-2269 wbarnett@wbarnettlaw.com

April 1, 2010

Division of Corporation Finance
Securities and Exchange Commission
Mail Stop 3561
Washington D.C.  20549

Attn:	Amanda L. Ravitz, Branch Chief – Legal
Jean Yu
Michelle Lacko, Esq.

Re:	Empire Post Media, Inc. (“Registrant”)
Amendment No. 5 to Registration Statement on Form S-1
Filed on December 16, 2009
File No. 333-163782

Gentlepersons:

The Registrant hereby files its Amendment No. 5 to Registration Statement on Form S-1 (“Amendment No. 5”).  The Amendment No. 5 has been revised in accordance with the Commission’s oral comments to us on April 1, 2010 (the “Comments”).

To assist the staff in its review of Registrants responses, we have provided a copy of Amendment No. 5 “marked to show changes”, and our responses below correspond to each comment.

Prospectus

Risk Factors, page 6

1.	In accordance with your comment we have deleted “$100,000” and inserted “$75,000” to conform with the disclosure in the fourth paragraph on page 3 under “Empire.

Exhibit 5.1

2.	In accordance with your comment we have deleted “and completeness of the information, representations and warranties contained in” and inserted “of” in the second paragraph of our opinion letter.

Other

3.	We shall comply with Rule 3-12 of Regulation S-X. We expect the Registration Statement to become effective before updated financial statements are required.

4.	A currently dated consent from the independent public accountant is included in the Amendment No. 5.

Enclosed with this response is a letter from the President of the Registrant acknowledging, among other things, the Registrant’s responsibility for the adequacy and accuracy of the disclosure in this filing.

LAW OFFICES OF William B. Barnett Securities and Exchange Commission Ms. Ravitz, Branch Chief-Legal April 1, 2010

We believe that we have responded to all of your comments fairly and reasonably.  Therefore, we respectively concur with the Registrant’s request that Amendment No. 5 to the Registration Statement be declared effective at 12:00 p.m., Washington, D.C. time, on Monday, April 5, 2010 or as soon thereafter as practical.  Please contact the undersigned as soon as possible should you have any further questions or comments.

Thank you in advance for your courtesies and cooperation.

Very truly yours,
Law Offices of William B. Barnett

William B. Barnett

WBB: scc
cc/ Peter Dunn, President